Schedule of Investments

May 31, 2023

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Dollar Denominated Bonds & Notes-55.85%(a)
Aerospace & Defense-0.74%
L3Harris Technologies, Inc.	3.85%	06/15/2023	$18,000	$17,984,638

Agricultural & Farm Machinery-0.92%
John Deere Capital Corp.	0.63%	09/10/2024	6,222	5,897,911

John Deere Capital Corp.	4.80%	01/09/2026	16,305	16,412,811

				22,310,722

Application Software-0.20%
Intuit, Inc.	0.65%	07/15/2023	5,000	4,969,265

Asset Management & Custody Banks-0.34%
Bank of New York Mellon Corp. (The)(b)	5.22%	11/21/2025	8,333	8,316,871

Automobile Manufacturers-2.95%
BMW US Capital LLC(c)	0.75%	08/12/2024	11,111	10,543,755

BMW US Capital LLC(c)	2.25%	09/15/2023	5,215	5,165,235

Hyundai Capital America(c)	1.00%	09/17/2024	11,628	10,952,952

Mercedes-Benz Finance North America LLC(c)	4.80%	03/30/2026	11,104	11,095,299

Mercedes-Benz Finance North America LLC(c)	5.50%	11/27/2024	15,000	15,054,810

Toyota Motor Credit Corp.	4.80%	01/10/2025	6,154	6,153,651

Volkswagen Group of America Finance LLC(c)	0.88%	11/22/2023	13,000	12,709,740

				71,675,442

Construction Materials-0.33%
Vulcan Materials Co.	5.80%	03/01/2026	8,000	8,023,818

Consumer Finance-0.97%
American Honda Finance Corp.	0.75%	08/09/2024	11,200	10,622,059

Capital One Financial Corp.	3.50%	06/15/2023	13,005	12,994,015

				23,616,074

Diversified Banks-18.35%
ANZ New Zealand (Int’l) Ltd. (New Zealand) (SOFR + 0.60%)(c)(d)	5.70%	02/18/2025	7,500	7,473,137

Banco Santander S.A. (Spain)	3.89%	05/24/2024	17,000	16,678,974

Bank of America Corp.(b)	0.81%	10/24/2024	15,000	14,703,448

Bank of America Corp.	4.10%	07/24/2023	5,000	4,985,329

Bank of Montreal (Canada)	0.40%	09/15/2023	12,500	12,311,415

Bank of Montreal (Canada), Series H	4.25%	09/14/2024	15,152	14,910,589

Bank of Montreal (Canada)	5.20%	12/12/2024	13,333	13,281,199

Bank of Montreal (Canada) (SOFR + 0.71%)(d)	5.59%	03/08/2024	13,044	13,054,927

Banque Federative du Credit Mutuel S.A. (France)(c)	3.75%	07/20/2023	7,100	7,077,274

Canadian Imperial Bank of Commerce (Canada)	0.45%	06/22/2023	15,000	14,957,208

Canadian Imperial Bank of Commerce (Canada)	0.95%	06/23/2023	17,045	16,998,942

Commonwealth Bank of Australia (Australia)	5.08%	01/10/2025	10,000	10,027,400

Commonwealth Bank of Australia (Australia) (SOFR + 0.75%)(c)(d)	5.65%	03/13/2026	19,512	19,479,047

Cooperatieve Rabobank U.A. (Netherlands)	5.00%	01/13/2025	19,762	19,732,362

HSBC Holdings PLC (United Kingdom)(b)	0.73%	08/17/2024	11,407	11,268,894

ING Groep N.V. (Netherlands)	3.55%	04/09/2024	1,300	1,273,561

ING Groep N.V. (Netherlands)	4.10%	10/02/2023	14,025	13,928,887

KeyCorp(b)	3.88%	05/23/2025	18,316	16,676,589

Lloyds Bank Corporate Markets PLC (United Kingdom) (SOFR + 0.54%)(d)	5.61%	01/31/2024	15,000	15,004,014

Lloyds Banking Group PLC (United Kingdom)	4.05%	08/16/2023	26,365	26,266,233

Mitsubishi UFJ Financial Group, Inc. (Japan)	2.53%	09/13/2023	5,892	5,840,614

Mitsubishi UFJ Financial Group, Inc. (Japan)	3.41%	03/07/2024	15,000	14,746,519

Mitsubishi UFJ Financial Group, Inc. (Japan)	3.76%	07/26/2023	10,955	10,920,525

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks-(continued)
Mizuho Bank Ltd. (Japan)(c)	3.60%	09/25/2024	$13,000	$12,702,709

National Australia Bank Ltd. (Australia)	4.97%	01/12/2026	13,334	13,388,988

National Securities Clearing Corp.(c)	5.15%	05/30/2025	3,146	3,154,811

Royal Bank of Canada (Canada)	3.97%	07/26/2024	20,000	19,668,277

Skandinaviska Enskilda Banken AB (Sweden)(c)	0.55%	09/01/2023	13,515	13,328,763

Sumitomo Mitsui Financial Group, Inc. (Japan)	0.51%	01/12/2024	1,364	1,322,490

Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	0.80%	09/12/2023	11,103	10,956,471

Sumitomo Mitsui Trust Bank Ltd. (Japan)(c)	2.55%	03/10/2025	5,122	4,867,970

Svenska Handelsbanken AB (Sweden)(c)	0.63%	06/30/2023	11,429	11,386,432

Swedbank AB (Sweden)(c)	0.60%	09/25/2023	12,121	11,924,884

Swedbank AB (Sweden)(c)	1.30%	06/02/2023	12,000	12,000,000

Toronto-Dominion Bank (The) (Canada)	0.75%	06/12/2023	15,000	14,979,535

Wells Fargo & Co.	3.75%	01/24/2024	14,890	14,725,701

				446,004,118

Diversified Capital Markets-1.46%
Macquarie Group Ltd. (Australia)(c)	6.21%	11/22/2024	30,000	30,216,374

UBS AG (Switzerland)(c)	0.70%	08/09/2024	5,722	5,388,179

				35,604,553

Diversified Financial Services-0.30%
Corebridge Global Funding(c)	0.80%	07/07/2023	7,317	7,271,249

Electric Utilities-0.85%
American Electric Power Co., Inc., Series M	0.75%	11/01/2023	4,557	4,465,727

NextEra Energy Capital Holdings, Inc.	4.26%	09/01/2024	7,456	7,343,846

NextEra Energy Capital Holdings, Inc.	6.05%	03/01/2025	5,768	5,834,516

Tampa Electric Co.	3.88%	07/12/2024	3,188	3,138,313

				20,782,402

Electronic Components-0.11%
Amphenol Corp.	4.75%	03/30/2026	2,746	2,735,027

Food Retail-0.36%
7-Eleven, Inc.(c)	0.80%	02/10/2024	9,000	8,680,704

Health Care Distributors-0.47%
McKesson Corp.	3.80%	03/15/2024	11,593	11,429,936

Health Care Equipment-0.40%
Boston Scientific Corp.	3.45%	03/01/2024	10,000	9,829,005

Health Care REITs-0.50%
Welltower OP LLC	3.63%	03/15/2024	12,500	12,256,944

Health Care Services-0.72%
Cigna Group (The)	5.69%	03/15/2026	17,369	17,465,861

Home Improvement Retail-0.28%
Lowe`s Cos., Inc.	4.80%	04/01/2026	6,766	6,751,736

Integrated Telecommunication Services-0.84%
AT&T, Inc. (SOFR + 0.64%)(d)	5.62%	03/25/2024	9,918	9,918,175

Verizon Communications, Inc. (SOFR + 0.50%)(d)	5.46%	03/22/2024	10,417	10,409,866

				20,328,041

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Investment Banking & Brokerage-2.07%
Goldman Sachs Group, Inc. (The)	3.00%	03/15/2024	$14,084	$13,797,710

Goldman Sachs Group, Inc. (The)	5.70%	11/01/2024	5,830	5,846,374

Morgan Stanley(b)	3.62%	04/17/2025	12,230	11,985,477

Morgan Stanley (SOFR + 0.47%)(d)	5.57%	11/10/2023	7,999	7,997,510

Morgan Stanley (SOFR + 0.63%)(d)	5.69%	01/24/2025	10,844	10,796,055

				50,423,126

Life & Health Insurance-9.06%
Athene Global Funding(c)	0.95%	01/08/2024	10,000	9,645,690

Athene Global Funding(c)	2.75%	06/25/2024	7,772	7,413,067

Athene Global Funding (SOFR + 0.70%)(c)(d)	5.80%	05/24/2024	25,000	24,715,242

Brighthouse Financial Global Funding(c)	0.60%	06/28/2023	3,255	3,235,343

Brighthouse Financial Global Funding(c)	1.75%	01/13/2025	12,728	11,921,754

Equitable Financial Life Global Funding(c)	0.50%	11/17/2023	14,500	14,159,987

Equitable Financial Life Global Funding(c)	0.80%	08/12/2024	11,429	10,805,762

GA Global Funding Trust(c)	0.80%	09/13/2024	10,909	10,195,099

Jackson National Life Global Funding(c)	5.50%	01/09/2026	21,667	21,397,925

Jackson National Life Global Funding (SOFR + 1.15%)(c)(d)	6.14%	06/28/2024	10,450	10,454,574

MassMutual Global Funding II (SOFR + 0.36%)(c)(d)	5.39%	04/12/2024	10,020	9,996,916

MetLife, Inc.	3.60%	04/10/2024	15,000	14,772,876

New York Life Global Funding(c)	3.15%	06/06/2024	9,524	9,315,629

Pacific Life Global Funding II(c)	0.50%	09/23/2023	13,636	13,401,671

Principal Life Global Funding II(c)	0.75%	08/23/2024	13,695	12,893,560

Principal Life Global Funding II (SOFR + 0.45%)(c)(d)	5.48%	04/12/2024	5,883	5,886,949

Protective Life Global Funding(c)	0.63%	10/13/2023	4,082	4,002,617

Protective Life Global Funding(c)	1.08%	06/09/2023	15,500	15,485,062

Protective Life Global Funding(c)	5.37%	01/06/2026	10,339	10,421,034

				220,120,757

Life Sciences Tools & Services-0.67%
Thermo Fisher Scientific, Inc.	0.80%	10/18/2023	13,208	12,972,548

Thermo Fisher Scientific, Inc.	1.22%	10/18/2024	3,600	3,416,270

				16,388,818

Managed Health Care-0.49%
Humana, Inc.	0.65%	08/03/2023	3,889	3,861,926

Humana, Inc.	5.70%	03/13/2026	7,921	7,947,582

				11,809,508

Multi-line Insurance-0.71%
Metropolitan Life Global Funding I(c)	5.00%	01/06/2026	17,242	17,184,336

Office REITs-0.61%
Boston Properties L.P.	3.80%	02/01/2024	15,000	14,723,149

Oil & Gas Exploration & Production-0.61%
Canadian Natural Resources Ltd. (Canada)	3.80%	04/15/2024	15,000	14,738,236

Oil & Gas Refining & Marketing-0.31%
Phillips 66	0.90%	02/15/2024	7,814	7,559,948

Oil & Gas Storage & Transportation-2.28%
Enbridge, Inc. (Canada) (SOFR + 0.63%)(d)	5.73%	02/16/2024	5,756	5,747,287

Enbridge, Inc. (Canada)	5.97%	03/08/2026	25,049	25,153,227

Kinder Morgan Energy Partners L.P.	4.30%	05/01/2024	19,180	18,921,863

Williams Cos., Inc. (The)	5.40%	03/02/2026	5,495	5,541,978

				55,364,355

Paper Products-0.49%
Georgia-Pacific LLC(c)	3.73%	07/15/2023	11,850	11,819,533

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Personal Care Products-0.27%
Unilever Capital Corp.	0.63%	08/12/2024	$7,000	$6,632,026

Pharmaceuticals-1.91%
Bayer US Finance II LLC(c)	3.88%	12/15/2023	9,000	8,906,409

Bristol-Myers Squibb Co.	0.54%	11/13/2023	12,500	12,235,327

Eli Lilly and Co.	5.00%	02/27/2026	10,257	10,286,743

Pfizer Investment Enterprises Pte. Ltd.	4.65%	05/19/2025	15,054	15,027,291

				46,455,770

Restaurants-0.26%
Starbucks Corp. (SOFR + 0.42%)(d)	5.52%	02/14/2024	6,318	6,318,148

Retail REITs-0.15%
Realty Income Corp.	5.05%	01/13/2026	3,687	3,664,416

Self-Storage REITs-0.42%
Public Storage (SOFR + 0.47%)(d)	5.53%	04/23/2024	10,257	10,242,132

Semiconductors-0.82%
NVIDIA Corp.	0.31%	06/15/2023	20,000	19,964,138

Soft Drinks & Non-alcoholic Beverages-0.91%
Keurig Dr Pepper, Inc.	0.75%	03/15/2024	18,500	17,822,179

PepsiCo, Inc.	0.40%	10/07/2023	4,278	4,201,699

				22,023,878

Specialized Finance-0.37%
Siemens Financieringsmaatschappij N.V. (SOFR + 0.43%)(c)(d)	5.33%	03/11/2024	8,905	8,920,098

Specialty Chemicals-0.19%
Sherwin-Williams Co. (The)	4.05%	08/08/2024	4,807	4,727,743

Technology Hardware, Storage & Peripherals-1.03%
Apple, Inc.	4.42%	05/08/2026	25,000	25,064,355

Transaction & Payment Processing Services-0.40%
PayPal Holdings, Inc.	1.35%	06/01/2023	9,687	9,687,000

Wireless Telecommunication Services-0.73%
Vodafone Group PLC (United Kingdom)	3.75%	01/16/2024	18,000	17,787,301

Total U.S. Dollar Denominated Bonds & Notes (Cost $1,373,003,029)				1,357,655,177

Commercial Paper-20.37%(e)
Asset Management & Custody Banks-0.60%
BofA Securities, Inc.	5.71%	11/03/2023	15,000	14,643,475

Consumer Finance-0.70%
General Motors Financial Co., Inc.(c)	4.27%	06/06/2023	17,000	16,984,657

Diversified Banks-8.83%
Bank of Montreal	4.97%	10/05/2023	15,500	15,460,592

Barclays Bank PLC	5.13%	01/26/2024	15,000	14,437,028

Barclays Capital, Inc.	5.41%	02/02/2024	13,000	12,507,468

BPCE S.A. (France)(c)	5.49%	01/09/2024	20,000	19,313,532

DNB Bank ASA (Norway)(c)	5.29%	02/06/2024	7,000	6,732,887

DNB Bank ASA (Norway)(c)	5.29%	02/08/2024	10,000	9,615,299

HSBC USA, Inc.(c)	5.64%	02/01/2024	20,000	19,231,250

Mizuho Bank Ltd.(c)	5.17%	02/01/2024	20,000	19,245,600

NatWest Markets PLC (United Kingdom); Series G(c)	5.67%	02/12/2024	30,000	28,776,466

Societe Generale S.A. (France)(c)	5.60%	11/14/2023	20,000	19,493,341

Toronto-Dominion Bank (The) (Canada)(c)	5.00%	09/26/2023	14,000	13,751,282

Westpac Banking Corp. (Australia)(c)	4.24%	08/30/2023	20,000	19,729,477

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Diversified Banks-(continued)
Westpac Banking Corp. (Australia)(c)	5.15%	01/04/2024	$17,000	$16,441,320

				214,735,542

Diversified Capital Markets-2.45%
White Plains Capital Co. LLC(c)	5.63%	07/11/2023	20,000	19,876,749

White Plains Capital Co. LLC(c)	5.70%	07/18/2023	20,000	19,855,280

White Plains Capital Co. LLC(c)	5.68%	08/02/2023	20,000	19,808,515

				59,540,544

Diversified Financial Services-0.82%
Brookfield Corporate Treasury Ltd. (Canada)(c)	5.96%	07/26/2023	20,000	19,812,750

Electric Utilities-0.41%
Enel Finance America LLC(c)	7.00%	09/06/2023	10,000	9,826,921

Industrial Conglomerates-1.19%
3M Co.(c)	5.34%	02/05/2024	30,000	28,884,375

Integrated Oil & Gas-0.81%
Suncor Energy, Inc. (Canada)(c)	5.68%	08/10/2023	20,000	19,780,531

Integrated Telecommunication Services-2.51%
AT&T, Inc.(c)	5.61%	11/21/2023	15,000	14,579,572

AT&T, Inc.(c)	5.68%	12/19/2023	20,000	19,346,306

AT&T, Inc.(c)	5.93%	03/19/2024	10,000	9,518,341

TELUS Corp. (Canada)(c)	5.67%	10/20/2023	18,000	17,591,253

				61,035,472

Oil & Gas Storage & Transportation-0.09%
Energy Transfer L.P.	5.75%	06/01/2023	2,200	2,199,668

Pharmaceuticals-0.77%
Bayer Corp.(c)	6.00%	08/07/2023	19,000	18,808,138

Telecom Tower REITs-0.37%
Crown Castle, Inc.(c)	5.88%	06/08/2023	9,000	8,989,110

Transaction & Payment Processing Services-0.82%
Global Payments, Inc.	5.94%	06/07/2023	20,000	19,977,581

Total Commercial Paper (Cost $496,006,653)				495,218,764

Asset-Backed Securities-13.12%
Auto Loans/Leases-10.38%
Capital One Prime Auto Receivables Trust; Series 2022-2, Class A2A	3.74%	09/15/2025	7,754	7,668,078

CarMax Auto Owner Trust;
Series 2022-3, Class A2A	3.81%	09/15/2025	8,186	8,108,204

Series 2023-2, Class A2A	5.50%	06/15/2026	9,000	8,966,284

Chase Auto Owner Trust; Series 2022-AA, Class A2(c)	3.86%	10/27/2025	5,658	5,605,939

Chesapeake Funding II LLC;
Series 2020-1A, Class A2 (1 mo. USD LIBOR + 0.65%)(c)(d)	5.76%	08/15/2032	1,356	1,355,720

Series 2023-1A, Class A1(c)	5.65%	05/15/2035	6,492	6,470,108

Daimler Trucks Retail Trust; Series 2022-1, Class A2	5.07%	09/16/2024	11,135	11,085,116

DLLAD LLC; Series 2023-1A, Class A2(c)	5.19%	04/20/2026	5,250	5,209,290

Enterprise Fleet Financing LLC; Series 2020-2, Class A2(c)	0.61%	07/20/2026	4,302	4,228,178

Ford Credit Auto Lease Trust; Series 2023-A, Class A2A	5.19%	06/15/2025	5,250	5,226,748

Ford Credit Auto Owner Trust; Series 2018-2, Class A(c)	3.47%	01/15/2030	18,000	17,956,924

GM Financial Automobile Leasing Trust;
Series 2022-3, Class A2A	4.01%	10/21/2024	4,988	4,954,730

Series 2023-1, Class A2A	5.27%	06/20/2025	5,000	4,980,930

Series 2023-2, Class A2B (SOFR + 0.82%)(d)	5.73%	10/20/2025	3,000	3,008,156

GreatAmerica Leasing Receivables; Series 2023-1, Class A2(c)	5.35%	02/16/2026	6,500	6,478,961

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

Auto Loans/Leases-(continued)
Hyundai Auto Lease Securitization Trust;
Series 2023-A, Class A2A(c)	5.20%	04/15/2025	$ 6,000	$5,974,763

Series 2023-B, Class A2A(c)	5.47%	09/15/2025	3,750	3,739,126

Hyundai Auto Receivables Trust;
Series 2022-B, Class A2A	3.64%	05/15/2025	7,350	7,278,190

Series 2022-C, Class A2A	5.35%	11/17/2025	11,000	10,962,535

John Deere Owner Trust;
Series 2022-B, Class A2	3.73%	06/16/2025	6,007	5,949,498

Series 2022-C, Class A2	4.98%	08/15/2025	10,678	10,631,555

Mercedes-Benz Auto Lease Trust; Series 2023-A, Class A2	5.24%	11/17/2025	6,800	6,768,779

Mercedes-Benz Auto Receivables Trust;
Series 2022-1, Class A2	5.26%	10/15/2025	7,409	7,389,487

Series 2023-1, Class A2	5.09%	01/15/2026	4,190	4,172,703

Nissan Auto Lease Trust;
Series 2022-A, Class A2A	3.45%	08/15/2024	8,805	8,761,003

Series 2023-A, Class A2A	5.10%	03/17/2025	5,000	4,972,656

Nissan Auto Receivables Owner Trust; Series 2023-A, Class A2A	5.34%	02/17/2026	5,000	4,988,474

Porsche Financial Auto Securitization Trust; Series 2023-1A, Class A2(c)	5.42%	12/22/2026	16,500	16,443,006

Toyota Auto Receivables Owner Trust;
Series 2022-C, Class A2A	3.83%	08/15/2025	3,890	3,850,684

Series 2022-D, Class A2A	5.27%	01/15/2026	4,432	4,417,787

Volkswagen Auto Lease Trust; Series 2022-A, Class A3	3.44%	07/21/2025	15,000	14,697,407

Wheels SPV 2 LLC; Series 2020-1A, Class A2(c)	0.51%	08/20/2029	336	334,678

World Omni Auto Receivables Trust;
Series 2022-C, Class A2	3.73%	03/16/2026	11,607	11,465,162

Series 2022-D, Class A2A	5.51%	03/16/2026	14,904	14,875,139

World Omni Automobile Lease Securitization Trust; Series 2023-A, Class A2A	5.47%	11/17/2025	3,250	3,241,004

				252,217,002

Equipment Leasing-0.61%
Dell Equipment Finance Trust; Series 2022-2, Class A2(c)	4.03%	07/22/2027	8,877	8,759,815

MMAF Equipment Finance LLC;
Series 2020-A, Class A2(c)	0.74%	04/09/2024	181	180,741

Series 2022-B, Class A2(c)	5.57%	09/09/2025	6,017	5,990,550

				14,931,106

Specialized Finance-2.13%
DLLMT LLC; Series 2023-1A, Class A2(c)	5.78%	11/20/2025	15,000	14,964,813

Navient Private Education Refi Loan Trust;
Series 2020-FA, Class A(c)	1.22%	07/15/2069	7,260	6,498,115

Series 2021-FA, Class A(c)	1.11%	02/18/2070	3,809	3,241,587

Synchrony Card Funding LLC; Series 2022-A2, Class A	3.86%	07/15/2028	20,000	19,576,882

Verizon Master Trust; Series 2022-5, Class A1A	3.72%	07/20/2027	7,500	7,400,104

				51,681,501

Total Asset-Backed Securities (Cost $322,091,150)				318,829,609

Certificates of Deposit-5.11%
Diversified Banks-5.11%
Natixis S.A.	5.55%	12/07/2023	20,000	19,967,595

Standard Chartered Bank (United Kingdom)	5.53%	12/14/2023	20,000	19,964,606

Standard Chartered Bank (United Kingdom) (SOFR + 0.50%)(d)	5.57%	02/12/2024	24,000	23,996,913

Sumitomo Mitsui Banking Corp. (Japan)	3.00%	07/03/2023	45,300	45,211,162

Wells Fargo Bank N.A. (SOFR + 0.60%)(d)	5.75%	05/10/2024	15,000	14,998,930

Total Certificates of Deposit (Cost $124,300,000)				124,139,206

U.S. Treasury Securities-2.22%
U.S. Treasury Notes-2.22%
U.S. Treasury Notes	3.88%	03/31/2025	15,000	14,827,734

U.S. Treasury Notes	3.88%	04/30/2025	20,000	19,783,594

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value

U.S. Treasury Notes-(continued)
U.S. Treasury Notes	2.88%	05/31/2025	$20,000	$19,416,797

Total U.S. Treasury Securities (Cost $54,112,411)				54,028,125

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-96.67% (Cost $2,369,513,243)				2,349,870,881

			Repurchase
			Amount
Repurchase Agreements-3.08%(f)
Citigroup Global Markets, Inc., joint open agreement dated 10/19/2022 (collateralized by corporate obligations, non-agency asset-backed securities and non-agency mortgage-backed securities valued at $216,589,847; 0.00% - 9.38%; 04/15/2024 - 05/15/2051)(g)	5.76%	06/01/2023	30,148,150	30,000,000

J.P. Morgan Securities LLC, joint open agreement dated 06/11/2021 (collateralized by corporate obligations valued at $82,500,000; 0.00% - 13.00%; 06/30/2023 -11/15/2048)(g)	5.36%	06/01/2023	45,206,725	45,000,000

Total Repurchase Agreements (Cost $75,000,000)				75,000,000

TOTAL INVESTMENTS IN SECURITIES-99.75% (Cost $2,444,513,243)				2,424,870,881

OTHER ASSETS LESS LIABILITIES-0.25%				5,958,270

NET ASSETS-100.00%				$2,430,829,151

Investment Abbreviations:

LIBOR	– London Interbank Offered Rate
REITs	– Real Estate Investment Trusts
SOFR	– Secured Overnight Financing Rate
USD	– U.S. Dollar

Notes to Schedule of Investments:

(a)

Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(c)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2023 was $1,013,033,318, which represented 41.67% of the Fund’s Net Assets.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on May 31, 2023.
(e)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(f)	Principal amount equals value at period end.
(g)

Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined periodically. The Maturity Date represents the next reset date, and the Repurchase Amount is calculated based on the next reset date.

The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.

See accompanying notes which are an integral part of this schedule.

Invesco Conservative Income Fund

Notes to Quarterly Schedule of Portfolio Holdings

May 31, 2023

(Unaudited)

NOTE 1–Additional Valuation Information

Generally Accepted Accounting Principles (“GAAP”) defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of May 31, 2023, all of the securities in this Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Invesco Conservative Income Fund